Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com

July 19, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Firsthand Technology Value Fund, Inc.
Form N-14 Registration Statement

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 20a-1 under the Investment Company Act of 1940 (the “Investment Company Act”) and Rule 14a-6 under the Securities Exchange Act of 1934 is the Form N-14 Registration Statement of Firsthand Technology Value Fund, Inc. (the “BDC”), a newly organized entity that has filed on or about this same day a registration statement on Form N-2.

The Form N-14 Registration Statement relates to a special meeting of shareholders of another registrant: Firsthand Technology Value Fund (“TVF”), a series of Firsthand Funds (File Nos. 033-73832 and 811-08268). The purpose of the special meeting is to seek TVF shareholders’ approval to reorganize TVF into the BDC.

Please do not hesitate to call me at 415-856-7007 if you have any questions or comments regarding the Registration Statement.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ David Hearth

of Paul Hastings Janofsky & Walker LLP